UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06199

Brown Capital Management Mutual Funds
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices)   (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
 (Name and address of agent for service)

With Copies to:
John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410.837.3234

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report

Small Company Fund
Investor Shares (BCSIX)
(CUSIP Number 115291833)
Institutional Shares (BCSSX)
(CUSIP Number 115291403)

Mid Company Fund
Investor Shares (BCMSX)
(CUSIP Number 115291809)
Institutional Shares (BCMIX)
(CUSIP Number 115291783)

International Equity Fund
Investor Shares (BCIIX)
(CUSIP Number 115291858)
Institutional Shares (BCISX)
(CUSIP Number 115291767)

International Small Company Fund
Investor Shares (BCSVX)
(CUSIP Number 115291742)
Institutional Shares (BCSFX)
(CUSIP Number 115291759)

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (www.browncapital.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.browncapital.com.

Any time before January 1, 2021, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-892-4226 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.73%
	Business Services - 25.89%
477,376	ACI Worldwide, Inc.(a)	$14,953,803
844,674	ANSYS, Inc.(a)	186,977,037
1,964,717	Guidewire Software, Inc.(a)	207,041,877
2,459,442	NIC, Inc.	50,787,477
1,187,035	Paycom Software, Inc.(a)	248,671,962
3,390,445	PROS Holdings, Inc.(a)(b)	202,070,522
2,387,010	Q2 Holdings, Inc.(a)(b)	188,263,479
1,004,561	Tyler Technologies, Inc.(a)	263,697,263
		1,362,463,420

	Consumer Related - 1.93%
2,178,809	Alarm.com Holdings, Inc.(a)	101,619,652

	Industrial Products & Systems - 16.16%
2,128,984	Balchem Corp.(b)	211,173,923
5,116,891	Cognex Corp.	251,392,855
1,253,373	DMC Global, Inc.(b)	55,123,345
2,944,811	Helios Technologies, Inc.(b)	119,470,982
2,087,270	Proto Labs, Inc.(a)(b)	213,110,267
		850,271,372

	Information/Knowledge Management - 18.04%
2,103,974	Alteryx, Inc. - Class A(a)	226,029,927
1,838,316	American Software, Inc. - Class A(b)	27,611,507
824,836	Appfolio, Inc. - Class A(a)(b)	78,474,897
1,945,242	Blackbaud, Inc.	175,733,162
3,169,624	Manhattan Associates, Inc.(a)	255,693,568
2,656,668	NetScout Systems, Inc.(a)	61,262,764
4,323,754	NextGen Healthcare, Inc.(a)(b)	67,753,225
2,292,529	Vocera Communications, Inc.(a)(b)	56,510,840
		949,069,890

	Medical/Health Care - 32.12%
905,880	ABIOMED, Inc.(a)	161,146,993
835,763	Bio-Techne Corp.	163,533,746
1,883,718	Cantel Medical Corp.	140,902,106
3,138,112	Cardiovascular Systems, Inc.(a)(b)	149,123,082
515,978	Cyclerion Therapeutics, Inc.(a)	6,253,653
419,128	Endologix, Inc.(a)	1,663,938
2,460,624	Glaukos Corp.(a)(b)	153,813,606
140,827	Incyte Corp.(a)	10,453,588
1,909,164	Inogen, Inc.(a)(b)	91,468,047
1,800,895	iRhythm Technologies, Inc.(a)(b)	133,464,329
9,980,218	Ironwood Pharmaceuticals, Inc.(a)(b)	85,680,172
1,399,585	Medidata Solutions, Inc.(a)	128,062,028
1,624,309	Meridian Bioscience, Inc.	15,414,693
2,835,704	Quidel Corp.(a)(b)	173,970,440
1,802,916	Veeva Systems, Inc. - Class A(a)	275,287,244
		1,690,237,665

Semi-Annual Report | September 30, 2019	1

The Brown Capital Management Small Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.73% (continued)
	Miscellaneous - 4.59%
3,547,514	Neogen Corp.(a)(b)	$241,621,178

Total Common Stocks (Cost $2,726,138,096)		5,195,283,177

SHORT TERM INVESTMENTS - 1.63%
85,891,815	Dreyfus Government Cash Management Institutional Shares, 1.84%(c)	85,891,815

Total Short Term Investments (Cost $85,891,815)		85,891,815

Total Value of Investments (Cost $2,812,029,911) - 100.36%		5,281,174,992
Liabilities in Excess of Other Assets - (0.36)%		(19,041,834)
Net Assets - 100.00%		$5,262,133,158

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at September 30, 2019.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	25.89%	$1,362,463,420
Consumer Related	1.93%	101,619,652
Industrial Products & Systems	16.16%	850,271,372
Information/Knowledge Management	18.04%	949,069,890
Medical/Health Care	32.12%	1,690,237,665
Miscellaneous	4.59%	241,621,178
Short Term Investments	1.63%	85,891,815
Liabilities in excess of other assets	(0.36)%	(19,041,834)
Total	100.00%	$5,262,133,158

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting  and compliance purposes.  The classifications for purposes of this financial report are unaudited.

2	www.browncapital.com

The Brown Capital Management Mid Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.09%
	Business Services - 18.19%
5,693	Bright Horizons Family Solutions, Inc.(a)	$868,182
9,213	Envestnet, Inc.(a)	522,377
6,186	Equifax, Inc.	870,185
4,272	Jack Henry & Associates, Inc.	623,584
13,425	RealPage, Inc.(a)	843,895
4,263	Tyler Technologies, Inc.(a)	1,119,038
		4,847,261

	Consumer Related - 14.95%
648	Chipotle Mexican Grill, Inc.(a)	544,625
3,961	Expedia, Inc.	532,398
17,911	LKQ Corp.(a)	563,301
8,507	Norwegian Cruise Line Holdings, Ltd.(a)	440,407
1,385	O’Reilly Automotive, Inc.(a)	551,936
5,112	Tractor Supply Co.	462,329
2,927	Ulta Beauty, Inc.(a)	733,653
7,825	Under Armour, Inc. - Class A(a)	156,030
		3,984,679

	Financial Services - 10.83%
7,717	Broadridge Financial Solutions, Inc.	960,227
3,427	FleetCor Technologies, Inc.(a)	982,795
1,200	MarketAxess Holdings, Inc.	393,000
4,829	T Rowe Price Group, Inc.	551,713
		2,887,735

	Industrial Products & Systems - 12.75%
17,557	Cognex Corp.	862,576
27,878	Fastenal Co.	910,774
5,737	IPG Photonics Corp.(a)	777,937
5,405	Quanta Services, Inc.	204,309
8,664	SiteOne Landscape Supply, Inc.(a)	641,309
		3,396,905

	Information/Knowledge Management - 16.76%
2,772	ANSYS, Inc.(a)	613,610
4,613	Autodesk, Inc.(a)	681,340
5,398	Blackbaud, Inc.	487,655
7,088	Guidewire Software, Inc.(a)	746,933
8,189	Manhattan Associates, Inc.(a)	660,607
2,833	MAXIMUS, Inc.	218,878
3,391	Shopify, Inc. - Class A(a)	1,056,839
		4,465,862

	Medical/Health Care - 24.61%
2,329	Align Technology, Inc.(a)	421,363
5,542	Cerner Corp.	377,798
3,936	Charles River Laboratories International, Inc.(a)	521,008
4,080	DexCom, Inc.(a)	608,899
3,767	Edwards Lifesciences Corp.(a)	828,401
2,568	Jazz Pharmaceuticals PLC(a)	329,063
7,772	Masimo Corp.(a)	1,156,396
9,215	Omnicell, Inc.(a)	665,968

Semi-Annual Report | September 30, 2019	3

The Brown Capital Management Mid Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 98.09% (continued)
	Medical/Health Care - 24.61% (continued)
6,356	Veeva Systems, Inc. - Class A(a)	$970,498
5,462	Zoetis, Inc.	680,511
		6,559,905

Total Common Stocks (Cost $17,549,391)		26,142,347

SHORT TERM INVESTMENTS - 2.00%
533,588	Dreyfus Government Cash Management Institutional Shares, 1.84%(b)	533,588

Total Short Term Investments (Cost $533,588)		533,588

Total Value of Investments (Cost $18,082,979) - 100.09%		26,675,935
Liabilities in Excess of Other Assets - (0.09)%		(24,315)
Net Assets - 100.00%		$26,651,620

(a)	Non-income producing investment.
(b)	Represents 7 day effective yield at September 30, 2019.

See Notes to Financial Statements.

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	18.19%	$4,847,261
Consumer Related	14.95%	3,984,679
Financial Services	10.83%	2,887,735
Industrial Products & Systems	12.75%	3,396,905
Information/Knowledge Management	16.76%	4,465,862
Medical/Health Care	24.61%	6,559,905
Short Term Investments	2.00%	533,588
Liabilities in excess of other assets	(0.09)%	(24,315)
Total	100.00%	$26,651,620

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting  and compliance purposes.  The classifications for purposes of this financial report are unaudited.

4	www.browncapital.com

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.12%
	Australia - 2.65%
6,570	Cochlear, Ltd.	$923,026

	Canada - 0.74%
9,673	Canadian Natural Resources, Ltd.	257,367

	Denmark - 5.20%
8,349	Chr Hansen Holding A/S	708,634
21,377	Novo Nordisk A/S - Class B	1,098,973
		1,807,607

	Finland - 1.65%
10,089	Kone Oyj - Class B	574,460

	France - 7.96%
7,882	Dassault Systemes SE	1,123,275
3,983	EssilorLuxottica SA	574,135
1,926	Ingenico Group SA	187,883
4,229	Ipsen SA	401,480
5,203	Sanofi	482,378
		2,769,151

	Germany - 9.28%
14,257	Carl Zeiss Meditec AG	1,625,429
825	Rational AG	591,681
8,591	SAP SE	1,010,166
		3,227,276

	Hong Kong - 2.82%
637,146	Kingdee International Software Group Co., Ltd.	671,476
146,443	Kingsoft Corp., Ltd.(a)	310,909
		982,385

	Ireland - 11.55%
18,048	Avadel Pharmaceuticals PLC(a)(b)	75,080
13,365	DCC PLC	1,166,075
6,325	Flutter Entertainment PLC	591,226
9,903	ICON PLC(a)	1,459,108
8,000	Johnson Controls International PLC	351,120
244,726	Total Produce PLC	373,436
		4,016,045

	Israel - 3.07%
9,767	Check Point Software Technologies, Ltd.(a)	1,069,487

	Italy - 2.11%
39,130	Azimut Holding SpA	734,431

	Japan - 7.76%
16,700	CyberAgent, Inc.	640,971
37,510	Mitsubishi Estate Co., Ltd.	722,967
10,200	MonotaRO Co., Ltd.	266,592
41,733	Rakuten, Inc.	411,058

Semi-Annual Report | September 30, 2019	5

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.12% (continued)
	Japan - 7.76% (continued)
10,867	Sapporo Holdings, Ltd.	$270,758
21,302	Yamaha Motor Co., Ltd.	385,751
		2,698,097

	Mexico - 2.08%
78,894	Fomento Economico Mexicano SAB de CV	722,975

	Netherlands - 6.79%
25,290	QIAGEN NV(a)	833,811
20,947	Wolters Kluwer NV	1,529,238
		2,363,049

	Spain - 3.49%
41,200	Grifols SA	1,214,261

	Switzerland - 14.44%
198	Chocoladefabriken Lindt & Spruengli AG	1,462,111
377	Givaudan SA	1,051,619
4,257	Nestle SA	461,849
2,286	Roche Holding AG	665,266
1,596	Swatch Group AG	423,606
5,732	Temenos AG	959,114
		5,023,565

	United Kingdom - 14.53%
104,617	BAE Systems PLC	733,198
21,426	Carnival Corp.	936,530
30,061	Diageo PLC	1,231,920
303,935	Man Group PLC/Jersey	653,043
63,123	RELX PLC	1,499,861
		5,054,552

Total Common Stocks (Cost $24,243,493)		33,437,734

SHORT TERM INVESTMENTS - 3.85%
1,337,701	Dreyfus Government Cash Management Institutional Shares, 1.84%(c)	1,337,701

Total Short Term Investments (Cost $1,337,701)		1,337,701

Total Value of Investments (Cost $25,581,194) - 99.97%		34,775,435
Other Assets in Excess of Liabilities - 0.03%		10,264
Net Assets - 100.00%		$34,785,699

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2019.

See Notes to Financial Statements.

6	www.browncapital.com

The Brown Capital Management International Equity Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Communication Services	1.84%	$640,971
Consumer Discretionary	7.90%	2,748,171
Consumer Staples	13.00%	4,523,049
Energy	0.74%	257,367
Financials	3.99%	1,387,474
Health Care	26.89%	9,352,947
Industrials	19.29%	6,712,225
Information Technology	15.33%	5,332,310
Materials	5.06%	1,760,253
Real Estate	2.08%	722,967
Short Term Investments	3.85%	1,337,701
Other assets in excess of liabilities	0.03%	10,264
Total	100.00%	$34,785,699

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

Semi-Annual Report | September 30, 2019	7

The Brown Capital Management International Small Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.34%
	Argentina - 3.56%
43,074	MercadoLibre, Inc.(a)	$23,743,681

	Australia - 6.10%
313,447	REA Group, Ltd.	22,895,156
756,495	WiseTech Global, Ltd.	17,733,024
		40,628,180

	Austria - 1.53%
171,179	Schoeller-Bleckmann Oilfield Equipment AG	10,168,458

	Canada - 9.07%
884,619	Descartes Systems Group, Inc.(a)	35,709,268
380,241	Kinaxis, Inc.(a)	24,745,729
		60,454,997

	Denmark - 6.28%
1,082,589	Ambu A/S - Class B	17,937,920
525,809	NNIT A/S	6,486,304
198,375	SimCorp A/S	17,419,479
		41,843,703

	France - 7.74%
822,024	Albioma SA	21,503,238
465,930	Interparfums SA	19,958,199
512,206	Lectra	10,104,885
		51,566,322

	Germany - 12.38%
1,159,770	Evotec SE(a)	25,812,837
418,393	Nexus AG	14,364,916
230,943	STRATEC SE	18,073,297
151,765	Wirecard AG	24,274,923
		82,525,973

	Hong Kong - 3.22%
18,962,000	Kingdee International Software Group Co., Ltd.	19,983,684
1,417,000	Lifestyle International Holdings, Ltd.	1,477,078
		21,460,762

	India - 1.97%
279,756	CRISIL, Ltd.	5,408,102
1,710,939	Emami, Ltd.	7,691,751
		13,099,853

	Ireland - 1.67%
777,674	Avadel Pharmaceuticals PLC(a)(b)	3,235,124
2,483,888	Datalex PLC(a)	2,479,908
57,921	Flutter Entertainment PLC	5,414,134
		11,129,166

8	www.browncapital.com

The Brown Capital Management International Small Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Shares		Value (Note 1)
COMMON STOCKS - 96.34% (continued)
	Israel - 3.92%
261,757	CyberArk Software, Ltd.(a)	$26,128,584

	Italy - 1.84%
653,248	Azimut Holding SpA	12,260,816

	Japan - 15.62%
23,400	GMO Payment Gateway, Inc.	1,564,689
965,214	Hiday Hidaka Corp.	18,630,304
687,600	Kakaku.com, Inc.	16,903,036
1,232,100	M3, Inc.	29,650,166
251,732	Software Service, Inc.	26,075,361
487,026	Towa Pharmaceutical Co., Ltd.	11,278,734
		104,102,290

	South Africa - 0.57%
709,985	Famous Brands, Ltd.	3,819,715

	Switzerland - 1.99%
17,271	Partners Group Holding AG	13,251,973

	United Kingdom - 18.88%
1,598,560	Abcam PLC	22,504,964
686,874	Dechra Pharmaceuticals PLC	23,376,907
161,284	GW Pharmaceuticals PLC(a)(b)	18,552,499
453,989	Immunodiagnostic Systems Holdings PLC	1,272,694
964,639	PayPoint PLC	10,816,918
2,062,018	Playtech PLC	10,810,693
1,399,916	Rightmove PLC	9,477,244
8,838,674	Vectura Group PLC(a)	9,324,344
432,610	Victrex PLC	11,478,678
535,532	Vitec Group PLC	8,197,826
		125,812,767

Total Common Stocks (Cost $629,067,259)		641,997,240

SHORT TERM INVESTMENTS - 5.74%
38,240,141	Dreyfus Government Cash Management Institutional Shares, 1.84%(c)	38,240,141

Total Short Term Investments (Cost $38,240,141)		38,240,141

Total Value of Investments (Cost $667,307,400) - 102.08%		680,237,381
Liabilities in Excess of Other Assets - (2.08)%		(13,864,985)
Net Assets - 100.00%		$666,372,396

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at September 30, 2019.

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	9

The Brown Capital Management International Small Company Fund
Schedule of Investments	September 30, 2019 (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Business Services	19.44%	$129,599,987
Consumer Related	14.96%	99,743,381
Industrial Products & Systems	4.77%	31,752,021
Information/Knowledge Management	31.22%	208,029,293
Medical/Health Care	19.21%	127,992,413
Miscellaneous	6.74%	44,880,145
Short Term Investments	5.74%	38,240,141
Liabilities in excess of other assets	(2.08)%	(13,864,985)
Total	100.00%	$666,372,396

The Fund’s classifications of issuers into sectors, industries and sub-industries may differ for financial reporting purposes than for other reporting and compliance purposes. The classifications for purposes of this financial report are unaudited.

10	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Assets and Liabilities	September 30, 2019 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund		International Small Company Fund
Assets:
Unaffiliated Investments, at cost	$1,173,077,557	$18,082,979	$25,581,194		$667,307,400
Affiliated Investments, at cost	1,638,952,354	—	—		—
Unaffiliated Investments, at value (Note 1)	$3,032,471,151	$26,675,935	$34,775,435		$680,237,381
Affiliated Investments, at value (Note 1)	2,248,703,841	—	—		—
Total Investments, at value	$5,281,174,992	$26,675,935	$34,775,435		$680,237,381
Foreign Cash, at value	—	—	—	*	327,758**
Receivables:
Investments sold	160,744	980	1,256		147,322
Fund shares sold	2,999,001	69	—		1,990,545
Dividends, interest and reclaims, at value	160,948	5,408	165,432	*	711,514**
Prepaid expenses	68,846	17,619	23,702		26,717
Total Assets	5,284,564,531	26,700,011	34,965,825		683,441,237
Liabilities:
Payables:
Investments purchased	14,127,349	—	73,339		16,427,125
Fund shares redeemed	3,108,220	—	40,569		31,303
Accrued expenses:
Advisory fees	4,438,641	2,061	10,337		526,371
Administration fees	29,999	2,682	4,981		12,826
Trustees’ fees	11,016	11,016	11,016		11,016
Custody fees	41,224	839	7,890		3,759
Transfer agent fees	85,794	6,525	6,337		5,948
Chief compliance officer fees	13	13	13		13
12b-1 fees - Investor Class	368,747	1,891	664		9,685
Legal and audit fees	21,898	21,229	21,228		20,868
Printing fees	196,088	163	139		1,720
Other expenses	2,384	1,972	3,613		18,207
Total Liabilities	22,431,373	48,391	180,126		17,068,841
Net Assets	$5,262,133,158	$26,651,620	$34,785,699		$666,372,396
Net Assets Consist of:
Paid-in capital	$2,526,704,644	$16,936,347	$26,552,651		$650,655,936
Total distributable earnings	2,735,428,514	9,715,273	8,233,048		15,716,460
Net Assets	$5,262,133,158	$26,651,620	$34,785,699		$666,372,396

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	11

The Brown Capital Management Mutual Funds
Statements of Assets and Liabilities	September 30, 2019 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Investor Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$103.06	$12.41	$14.05(a)	$16.62(a)
Net Assets	$2,183,052,354	$9,152,955	$3,228,977	$49,613,039
Shares Outstanding, no par value (unlimited shares authorized)	21,182,158	737,332	229,794	2,984,966
Institutional Class:
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$105.07	$13.00	$14.10(a)	$16.79(a)
Net Assets	$3,079,080,804	$17,498,665	$31,556,722	$616,759,357
Shares Outstanding, no par value (unlimited shares authorized)	29,304,066	1,346,127	2,238,651	36,722,831

*	At Cost; $– for Foreign Cash and $168,054 for dividends and reclaims.
**	At Cost; $327,758 for Foreign Cash and $718,221 for dividends and reclaims.
(a)	Redemption price per share may be reduced for any applicable redemption fees. For a description of the possible redemption fees, please see the Fund’s Prospectus.

See Notes to Financial Statements.

12	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Operations	For the Six Months Ended September 30, 2019 (Unaudited)

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Investment Income:
Dividends	$4,176,328	$60,988	$481,906	$3,882,765
Dividends from affiliated investments	977,198	—	—	—
Foreign taxes withheld	—	—	(40,966)	(317,728)
Total Investment Income	5,153,526	60,988	440,940	3,565,037

Expenses:
Advisory fees (Note 2)	26,588,630	97,188	162,103	2,607,686
Administration fees (Note 2)	170,751	5,677	9,704	58,711
Transfer agent fees (Note 2)	528,105	20,697	20,024	27,570
Custody fees	138,400	2,505	14,848	181,160
Registration fees	43,583	16,134	15,021	52,195
12b-1 Fees - Investor Class (Note 2)	2,249,014	11,297	3,966	60,685
Legal fees (Note 2)	26,944	27,026	27,026	27,203
Audit and tax preparation fees	8,263	7,511	7,511	7,511
Trustees’ fees and expenses	24,300	24,300	24,300	24,300
Compliance services fees (Note 2)	6,763	6,763	6,763	6,763
Printing fees	213,999	754	726	3,726
Other expenses	37,632	3,061	3,950	8,248
Total Expenses	30,036,384	222,913	295,942	3,065,758
Expenses waived by Advisor - Investor Class (Note 2)	—	(33,128)	(9,839)	—
Expenses waived by Advisor - Institutional Class (Note 2)	—	(61,793)	(102,047)	—
Net Expenses	30,036,384	127,992	184,056	3,065,758
Net Investment Income/(Loss)	(24,882,858)	(67,004)	256,884	499,279
Realized and Unrealized Gain/(Loss) on:
Net realized gain/(loss) from investments	167,529,938	837,137	(364,818)	910,659
Net realized gain from affiliated investments	43,739,556	—	—	—
Net realized loss from foreign currency transactions	—	—	(3,296)	(75,017)
Net change in unrealized appreciation/(depreciation) of investments	(37,342,125)	1,383,149	1,041,463	(12,745,334)
Net change in unrealized appreciation of affiliated investments	32,237,217	—	—	—
Net change in unrealized depreciation of foreign currency translations	—	—	(1,038)	(4,195)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currencies	206,164,586	2,220,286	672,311	(11,913,887)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$181,281,728	$2,153,282	$929,195	$(11,414,608)

See Notes to Financial Statements.

Semi-Annual Report | September 30, 2019	13

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six		For the Six
	Months Ended		Months Ended
	September 30, 2019	For the Year Ended	September 30, 2019	For the Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
Operations:
Net investment loss	$(24,882,858)	$(43,276,695)	$(67,004)	$(104,122)
Net realized gain from investments and foreign currency transactions	211,269,494	321,209,483	837,137	2,017,595
Net change in unrealized appreciation/(depreciation) of investments and foreign currency transactions	(5,104,908)	210,340,105	1,383,149	1,096,382
Net Increase in Net Assets Resulting from Operations	181,281,728	488,272,893	2,153,282	3,009,855
Distributions to Shareholders: (Note 4)
Investor	—	(122,814,441)	—	(791,079)
Institutional	—	(146,403,344)	—	(1,204,447)
Net Decrease in Net Assets from Distributions	—	(269,217,785)	—	(1,995,526)
Capital Share Transactions:
Shares sold
Investor	137,027,049	452,754,675	665,590	1,287,107
Institutional	456,874,470	1,027,124,125	845,272	1,227,102
Reinvested dividends and distributions
Investor	—	119,387,278	—	786,348
Institutional	—	138,028,469	—	1,203,725
Shares redeemed
Investor	(226,252,069)	(573,828,481)	(639,465)	(2,431,028)
Institutional	(360,400,017)	(829,635,769)	(14,315)	(32,034)
Net Increase in Net Assets Resulting from Capital Share Transactions	7,249,433	333,830,297	857,082	2,041,220
Net Increase in Net Assets	188,531,161	552,885,405	3,010,364	3,055,549
Net Assets:
Beginning of Period	5,073,601,997	4,520,716,592	23,641,256	20,585,707
End of Period	$5,262,133,158	$5,073,601,997	$26,651,620	$23,641,256

See Notes to Financial Statements.
14	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	Small Company Fund		Mid Company Fund
	For the Six		For the Six
	Months Ended		Months Ended
	September 30, 2019	For the Year Ended	September 30, 2019	For the Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
Share Information:
Investor Class:
Shares sold	1,311,028	4,454,066	54,571	131,599
Reinvested distributions	—	1,339,624	—	80,404
Shares redeemed	(2,175,999)	(5,764,459)	(52,133)	(226,347)
Net Increase/(Decrease) in Capital Shares	(864,971)	29,231	2,438	(14,344)
Shares Outstanding, Beginning of Period	22,047,129	22,017,898	734,894	749,238
Shares Outstanding, End of Period	21,182,158	22,047,129	737,332	734,894
Share Information:
Institutional Class:
Shares sold	4,290,224	10,025,426	67,839	111,433
Reinvested distributions	—	1,521,478	—	117,781
Shares redeemed	(3,381,965)	(8,152,262)	(1,136)	(2,918)
Net Increase in Capital Shares	908,259	3,394,642	66,703	226,296
Shares Outstanding, Beginning of Period	28,395,807	25,001,165	1,279,424	1,053,128
Shares Outstanding, End of Period	29,304,066	28,395,807	1,346,127	1,279,424

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	15

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	International Equity Fund		International Small Company Fund
	For the Six		For the Six
	Months Ended		Months Ended
	September 30, 2019	For the Year Ended	September 30, 2019	For the Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
Operations:
Net investment income/(loss)	$256,884	$361,002	$499,279	$(123,147)
Net realized gain/(loss) from investments and foreign currency transactions	(368,114)	(258,642)	835,642	2,102,193
Net change in unrealized appreciation/(depreciation) of investments and foreign currency transactions	1,040,425	(613,376)	(12,749,529)	19,774,204
Net Increase/(Decrease) in Net Assets Resulting from Operations	929,195	(511,016)	(11,414,608)	21,753,250
Distributions to Shareholders: (Note 4)
Investor	—	(21,131)	—	(87,588)
Institutional	—	(322,470)	—	(402,782)
Net Decrease in Net Assets from Distributions	—	(343,601)	—	(490,370)
Capital Share Transactions:
Shares sold
Investor	556,389	697,802	22,206,473	50,948,482
Institutional	1,081,998	9,924,560	309,961,791	283,470,946
Reinvested dividends and distributions
Investor	—	10,697	—	83,213
Institutional	—	306,086	—	378,434
Shares redeemed, net of redemption fees (Note 1)
Investor	(392,342)	(540,407)	(12,143,977)	(15,219,540)
Institutional	(3,359,536)	(12,419,770)	(4,924,411)	(9,201,393)
Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(2,113,491)	(2,021,032)	315,099,876	310,460,142
Net Increase/(Decrease) in Net Assets	(1,184,296)	(2,875,649)	303,685,268	331,723,022
Net Assets:
Beginning of Period	35,969,995	38,845,644	362,687,128	30,964,106
End of Period	$34,785,699	$35,969,995	$666,372,396	$362,687,128

See Notes to Financial Statements.
16	www.browncapital.com

The Brown Capital Management Mutual Funds
Statements of Changes in Net Assets

	International Equity Fund		International Small Company Fund
	For the Six		For the Six
	Months Ended		Months Ended
	September 30, 2019	For the Year Ended	September 30, 2019	For the Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
Share Information:
Investor Class:
Shares sold	39,824	49,980	1,304,395	3,160,581
Reinvested distributions	—	880	—	5,562
Shares redeemed	(28,191)	(39,004)	(721,302)	(974,248)
Net Increase in Capital Shares	11,633	11,856	583,093	2,191,895
Shares Outstanding, Beginning of Period	218,161	206,305	2,401,873	209,978
Shares Outstanding, End of Period	229,794	218,161	2,984,966	2,401,873
Share Information:
Institutional Class:
Shares sold	77,319	740,100	17,949,692	17,928,990
Reinvested distributions	—	25,151	—	25,095
Shares redeemed	(239,524)	(937,794)	(293,141)	(569,404)
Net Increase/(Decrease) in Capital Shares	(162,205)	(172,543)	17,656,551	17,384,681
Shares Outstanding, Beginning of Period	2,400,856	2,573,399	19,066,280	1,681,599
Shares Outstanding, End of Period	2,238,651	2,400,856	36,722,831	19,066,280

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	17

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	2019 (Unaudited)	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
Net Asset Value, Beginning of Year	$99.54	$95.37	$79.90	$67.50	$75.13	$72.39
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.55)	(0.99)	(0.88)	(0.63)	(0.54)	(0.47)
Net Realized and Unrealized Gain/(Loss) on Investments	4.07	10.86	21.65	17.10	(0.56)	7.12
Total from Investment Operations	3.52	9.87	20.77	16.47	(1.10)	6.65
Less Distributions:
Distributions (from capital gains)	—	(5.70)	(5.30)	(4.07)	(6.53)	(3.91)
Total Distributions	—	(5.70)	(5.30)	(4.07)	(6.53)	(3.91)
Net Asset Value, End of Year	$103.06	$99.54	$95.37	$79.90	$67.50	$75.13

Total Return(b)	3.54%(c)	11.05%	26.54%	24.75%	(1.87%)	9.59%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$2,183,052	$2,194,657	$2,099,756	$2,049,694	$1,792,557	$2,068,125
Average Net Assets for the Year (000s)	$2,248,968	$2,241,764	$2,074,586	$2,021,964	$1,898,838	$2,020,100
Ratio of Expenses to Average Net Assets(d)	1.24%(e)	1.25%	1.25%	1.28%	1.26%	1.25%
Ratio of Net Investment Loss to Average Net Assets	(1.05%)(e)	(0.97%)	(0.98%)	(0.84%)	(0.74%)	(0.65%)
Portfolio Turnover Rate	10%(c)	17%	12%	14%	22%	11%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.
18	www.browncapital.com

The Brown Capital Management Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	2019 (Unaudited)	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
Net Asset Value, Beginning of Year	$101.39	$96.83	$80.91	$68.17	$75.66	$72.74
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.45)	(0.80)	(0.71)	(0.49)	(0.39)	(0.32)
Net Realized and Unrealized Gain/(Loss) on Investments	4.13	11.06	21.93	17.30	(0.57)	7.15
Total from Investment Operations	3.68	10.26	21.22	16.81	(0.96)	6.83
Less Distributions:
Distributions (from capital gains)	—	(5.70)	(5.30)	(4.07)	(6.53)	(3.91)
Total Distributions	—	(5.70)	(5.30)	(4.07)	(6.53)	(3.91)
Net Asset Value, End of Year	$105.07	$101.39	$96.83	$80.91	$68.17	$75.66

Total Return(b)	3.63%(c)	11.29%	26.77%	25.01%	(1.66%)	9.80%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$3,079,081	$2,878,945	$2,420,961	$1,533,407	$860,998	$660,774
Average Net Assets for the Year (000s)	$3,069,844	$2,770,899	$1,956,032	$1,091,159	$735,089	$599,850
Ratio of Expenses to Average Net Assets	1.04%(d)	1.05%	1.05%	1.08%	1.06%	1.05%
Ratio of Net Investment Loss to Average Net Assets	(0.85%)(d)	(0.77%)	(0.78%)	(0.65%)	(0.53%)	(0.45%)
Portfolio Turnover Rate	10%(c)	17%	12%	14%	22%	11%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	19

The Brown Capital Management Mid Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Investor Class	2019 (Unaudited)	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
Net Asset Value, Beginning of Year	$11.40	$11.17	$11.90	$11.42	$26.49	$26.92
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.04)	(0.07)	(0.07)	(0.06)	(0.08)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	1.05	1.44	1.76	1.15	(3.77)	1.53
Total from Investment Operations	1.01	1.37	1.69	1.09	(3.85)	1.38
Less Distributions:
Distributions (from capital gains)	—	(1.14)	(2.42)	(0.61)	(11.22)	(1.81)
Total Distributions	—	(1.14)	(2.42)	(0.61)	(11.22)	(1.81)
Net Asset Value, End of Year	$12.41	$11.40	$11.17	$11.90	$11.42	$26.49

Total Return(b)	8.86%(c)	13.93%	14.90%	9.83%	(15.04%)	5.60%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$9,153	$8,381	$8,369	$8,569	$11,954	$23,163
Average Net Assets for the Year (000s)	$9,042	$8,338	$8,316	$9,848	$17,647	$28,207
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(d)	1.88%(e)	2.05%	2.00%	1.96%	1.60%	1.28%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(d)	1.15%(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of Net Investment Loss to Average Net Assets	(0.68%)(e)	(0.64%)	(0.56%)	(0.53%)	(0.43%)	(0.57%)
Portfolio Turnover Rate	7%(c)	25%	28%	45%	37%	41%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.
(e)	Annualized.

See Notes to Financial Statements.
20	www.browncapital.com

The Brown Capital Management Mid Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

	For the
	Six Months
	Ended	For the	For the	For the	For the	For the
	September 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
Institutional Class	2019 (Unaudited)	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016	March 31, 2015
Net Asset Value, Beginning of Year	$11.93	$11.60	$12.25	$11.70	$26.77	$27.11
Income/(Loss) from Investment Operations:
Net Investment Loss(a)	(0.03)	(0.05)	(0.04)	(0.03)	(0.02)	(0.08)
Net Realized and Unrealized Gain/(Loss) on Investments	1.10	1.52	1.81	1.19	(3.83)	1.55
Total from Investment Operations	1.07	1.47	1.77	1.16	(3.85)	1.47
Less Distributions:
Distributions (from capital gains)	—	(1.14)	(2.42)	(0.61)	(11.22)	(1.81)
Total Distributions	—	(1.14)	(2.42)	(0.61)	(11.22)	(1.81)
Net Asset Value, End of Year	$13.00	$11.93	$11.60	$12.25	$11.70	$26.77

Total Return(b)	8.97%(c)	14.29%	15.14%	10.20%	(14.87%)	5.90%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$17,499	$15,260	$12,217	$11,432	$11,373	$56,385
Average Net Assets for the Year (000s)	$16,892	$13,043	$11,502	$10,675	$21,677	$53,622
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.63%(d)	1.81%	1.75%	1.72%	1.35%	1.04%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	0.90%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Loss to Average Net Assets	(0.43%)(d)	(0.39%)	(0.31%)	(0.27%)	(0.08%)	(0.30%)
Portfolio Turnover Rate	7%(c)	25%	28%	45%	37%	41%

(a)	Calculated using average shares method.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	21

The Brown Capital Management International Equity Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

Investor Class	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Year Ended March 31, 2015
Net Asset Value, Beginning of Year	$13.71		$13.96	$12.38	$12.41	$12.63	$12.59
Income/(Loss) from Investment Operations:
Net Investment Income(a)	0.08		0.10	0.10	0.16	0.12	0.10
Net Realized and Unrealized Gain/(Loss) on Investments	0.25		(0.26)	1.59	0.02	(0.36)	(0.05)
Total from Investment Operations	0.33		(0.16)	1.69	0.18	(0.24)	0.05
Less Distributions:
Distributions (from net investment income)	—		(0.10)	(0.11)	(0.21)	(0.04)	(0.01)
Total Distributions	—		(0.10)	(0.11)	(0.21)	(0.04)	(0.01)
Redemption Fees Added to Paid-in Capital (Note 1)	0.01		0.01	0.00(b)	0.00(b)	0.06	0.00(b)
Net Asset Value, End of Year	$14.05		$13.71	$13.96	$12.38	$12.41	$12.63

Total Return(c)	2.48	%(d)	(0.99%)	13.64%	1.60%	(1.44%)	0.40%

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$3,229		$2,991	$2,879	$3,696	$4,324	$1,671
Average Net Assets for the Year (000s)	$3,174		$2,930	$3,091	$4,479	$1,975	$4,014
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(e)	1.86	%(f)	1.83%	1.76%	1.87%	2.04%	2.84%
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(e)	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.60%(g)
Ratio of Net Investment Income to Average Net Assets	1.18	%(f)	0.72%	0.77%	1.33%	0.97%	0.79%
Portfolio Turnover Rate	6	%(d)	28%	5%	2%	2%	12%

(a)	Calculated using average shares method.

(b)	Less than $0.005 per share.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Not Annualized.

(e)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on December 1, 2011.

(f)	Annualized.

(g)	Effective June 30, 2014, the net expense limitation changed from 1.75% to 1.00%, excluding 12b-1 fees.

See Notes to Financial Statements.
22	www.browncapital.com

The Brown Capital Management International Equity Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

Institutional Class	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Year Ended March 31, 2016	For the Period Ended March 31, 2015(a)
Net Asset Value, Beginning of Year	$13.74		$13.98	$12.38	$12.38	$12.64	$12.56
Income/(Loss) from Investment Operations:
Net Investment Income(b)	0.10		0.13	0.11	0.19	0.10	0.03
Net Realized and Unrealized Gain/(Loss) on Investments	0.26		(0.26)	1.62	0.05	(0.28)	0.09
Total from Investment Operations	0.36		(0.13)	1.73	0.24	(0.18)	0.12
Less Distributions:
Distributions (from net investment income)	—		(0.12)	(0.13)	(0.24)	(0.08)	(0.04)
Total Distributions	—		(0.12)	(0.13)	(0.24)	(0.08)	(0.04)
Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	0.01	0.00(c)	0.00(c)	0.00(c)	—
Net Asset Value, End of Year	$14.10		$13.74	$13.98	$12.38	$12.38	$12.64

Total Return(d)	2.62	%(e)	(0.71%)	13.97%	20.90%	(1.47%)	0.94%(e)

Ratios/Supplemental Data:
Net Assets, End of Year (000s)	$31,557		$32,979	$35,967	$29,239	$29,676	$13,266
Average Net Assets for the Year (000s)	$32,843		$35,068	$33,521	$29,244	$21,936	$12,783
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.62	%(f)	1.58%	1.51%	1.61%	1.79%	2.54%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.00	%(f)	1.00%	1.00%	1.00%	1.00%	1.00%(f)
Ratio of Net Investment Income to Average Net Assets	1.45	%(f)	0.97%	0.83%	1.56%	0.79%	0.37%(f)
Portfolio Turnover Rate	6	%(e)	28%	5%	2%	2%	12%(e)(g)

(a)	The Fund began offering Institutional Class Shares on August 1, 2014.

(b)	Calculated using average shares method.

(c)	Less than $0.005 per share.

(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not Annualized.

(f)	Annualized.

(g)	Portfolio turnover rate is calculated at the Fund level and represents the year ended March 31, 2015.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	23

The Brown Capital Management International Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

Investor Class	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period Ended March 31, 2016(a)
Net Asset Value, Beginning of Period	$16.76		$16.27	$11.70	$10.31	$10.00
Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	0.00	(c)	(0.05)	(0.05)	(0.03)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.14)		0.58	4.66	1.64	0.33
Total from Investment Operations	(0.14)		0.53	4.61	1.61	0.31
Less Distributions:
Distributions (from capital gains)	—		(0.04)	(0.04)	(0.22)	—
Total Distributions	—		(0.04)	(0.04)	(0.22)	—
Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	0.00(c)	0.00(c)	—	—
Net Asset Value, End of Period	$16.62		$16.76	$16.27	$11.70	$10.31

Total Return(d)	(0.84	%)(e)	3.32%	39.49%	15.84%	3.10%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$49,613		$40,248	$3,417	$891	$319
Average Net Assets for the Period (000s)	$48,602		$23,846	$1,465	$590	$157
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements(f)	1.40	%(g)	1.75%	3.73%	7.99%	13.59%(g)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements(f)	1.40	%(g)	1.46%	1.50%	1.50%	1.50%(g)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.05	%(g)	(0.34%)	(0.36%)	(0.28%)	(0.31%)(g)
Portfolio Turnover Rate	1	%(e)	7%	3%	11%	—%(e)(h)

(a)	The Fund began offering Investor Class Shares on September 30, 2015.

(b)	Calculated using average shares method.

(c)	Less than $0.005 per share.

(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not Annualized.

(f)	Includes 12b-1 Plan expenses, based upon the 12b-1 Plan adopted by the Fund on September 30, 2015.

(g)	Annualized.

(h)	Less than 0.5%.

See Notes to Financial Statements.
24	www.browncapital.com

The Brown Capital Management International Small Company Fund
Financial Highlights	For a share outstanding throughout the years/periods presented.

Institutional Class	For the Six Months Ended September 30, 2019 (Unaudited)		For the Year Ended March 31, 2019	For the Year Ended March 31, 2018	For the Year Ended March 31, 2017	For the Period Ended March 31, 2016(a)
Net Asset Value, Beginning of Period	$16.91		$16.38	$11.75	$10.32	$10.00
Income/(Loss) from Investment Operations:
Net Investment Income/(Loss)(b)	0.02		(0.01)	(0.03)	0.00(c)	(0.02)
Net Realized and Unrealized Gain/(Loss) on Investments	(0.14)		0.58	4.70	1.65	0.34
Total from Investment Operations	(0.12)		0.57	4.67	1.65	0.32
Less Distributions:
Distributions (from capital gains)	—		(0.04)	(0.04)	(0.22)	—
Total Distributions	—		(0.04)	(0.04)	(0.22)	—
Redemption Fees Added to Paid-in Capital (Note 1)	0.00	(c)	0.00(c)	0.00(c)	—	—
Net Asset Value, End of Period	$16.79		$16.91	$16.38	$11.75	$10.32

Total Return(d)	(0.65	%)(e)	3.54%	39.84%	16.21%	3.20%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (000s)	$616,759		$322,439	$27,547	$5,225	$2,525
Average Net Assets for the Period (000s)	$474,594		$107,782	$14,171	$3,772	$2,201
Ratio of Expenses to Average Net Assets Excluding Fee Waivers and Reimbursements	1.15	%(f)	1.41%	3.09%	7.83%	13.34%(f)
Ratio of Expenses to Average Net Assets Including Fee Waivers and Reimbursements	1.15	%(f)	1.19%	1.25%	1.25%	1.25%(f)
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.20	%(f)	(0.04%)	(0.22%)	0.03%	(0.33%)(f)
Portfolio Turnover Rate	1	%(e)	7%	3%	11%	—%(e)(g)

(a)	The Fund began offering Institutional Class Shares on September 30, 2015.

(b)	Calculated using average shares method.

(c)	Less than $0.005 per share.

(d)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Not Annualized.

(f)	Annualized.

(g)	Less than 0.5%.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2019	25

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”) and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report are classified as a diversified, open-end management investment company, as those terms are defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective by investing in equity securities of companies that have total operating revenues of $500 million to $5 billion at the time of initial investment. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011, the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011, the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014, the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment. The Fund commenced operations on September 30, 2015 and offers Investor and Institutional shares classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments and foreign currencies were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with United States generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Other securities that are traded in the domestic over-the-counter market and listed securities for which last sales price is available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trust’s Board of Trustees. Fair value pricing may be used, for example, in situations where (i) a security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security prior to a Fund’s net asset value calculation; (iii) the exchange on which the security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to a Fund’s net asset value calculation. A security’s “fair value” price may differ from the price next available for that security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

26	www.browncapital.com

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

Fair Value Measurement

In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of September 30, 2019:

Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,195,283,177	$—	$—	$5,195,283,177
Short Term Investments	85,891,815	—	—	85,891,815
Total	$5,281,174,992	$—	$—	$5,281,174,992

Mid Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$26,142,347	$—	$—	$26,142,347
Short Term Investments	533,588	—	—	533,588
Total	$26,675,935	$—	$—	$26,675,935

International Equity Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$33,437,734	$—	$—	$33,437,734
Short Term Investments	1,337,701	—	—	1,337,701
Total	$34,775,435	$—	$—	$34,775,435

Semi-Annual Report | September 30, 2019	27

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

International Small Company Fund:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$639,517,332	$2,479,908	$—	$641,997,240
Short Term Investments	38,240,141	—	—	38,240,141
Total	$677,757,473	$2,479,908	$—	$680,237,381

*	See Schedule of Investments for industry/country classifications.

For the six months ended September 30, 2019, the Funds did not have investments with significant unobservable inputs (Level 3) used in determining fair value.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/loss or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies

If a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended September 30, 2019, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

28	www.browncapital.com

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

Small Company Fund

Security Name	Market Value as of March 31, 2019	Purchases	Sales	Corporate Actions	Market Value as of September 30, 2019*	Share Balance as of September 30, 2019	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
American Software, Inc.	$21,967,876	$—	$—	$—	$27,611,507	1,838,316	$404,430	$5,643,631	$—
Appfolio, Inc.	—	77,980,975	—	—	78,474,897	824,836	—	493,922	—
Balchem Corp.	204,362,118	—	(7,227,614)	—	211,173,923	2,128,984	—	13,317,768	721,651
Cardiovascular Systems, Inc.	72,942,374	53,718,464	—	—	149,123,082	3,138,112	—	22,462,244	—
DMC Global, Inc.	48,668,942	18,461,146	—	—	55,123,345	1,253,373	42,702	(12,006,743)	—
Glaukos Corp.	102,442,599	79,513,209	—	—	153,813,606	2,460,624	—	(28,142,202)	—
Helios Technologies Inc.(a)	136,963,160	—	—	—	119,470,982	2,944,811	530,066	(17,492,178)	—
Inogen, Inc.	131,318,672	42,807,897	—	—	91,468,047	1,909,164	—	(82,658,522)	—
iRhythm
Technologies, Inc.	49,568,050	85,069,108	—	—	133,464,329	1,800,895	—	(1,172,829)	—
Ironwood Pharmaceuticals, Inc.	69,811,850	48,785,372	—	(13,027,371)	85,680,172	9,980,218	—	(19,889,679)	—
Neogen Corp.	181,522,447	24,009,717	—	—	241,621,178	3,547,514	—	36,089,014	—
NextGen Healthcare Inc	72,768,780	—	—	—	67,753,225	4,323,754	—	(5,015,555)	—
PROS Holdings, Inc.	97,170,501	56,165,202	—	—	202,070,522	3,390,445	—	48,734,819	—
Proto Labs, Inc.	219,455,568	—	—	—	213,110,267	2,087,270	—	(6,345,301)	—
Quidel Corp.	176,258,792	9,087,266	—	—	173,970,440	2,835,704	—	(11,375,618)	—
Q2 Holdings, Inc.	111,446,612	56,431,646	—	—	188,263,479	2,387,010	—	20,385,221	—
Vocera Communications, Inc.	72,512,692	—	—	—	56,510,840	2,292,529	—	(16,001,852)	—
					$2,248,703,841	49,143,559	$977,198	$(52,973,860)	$721,651
Investments no longer affiliated as of September 30, 2019
Alteryx Inc.	$169,443,735	$11,496,221	$(7,527,054)	$—	$226,029,927	2,103,974	$—	$49,744,722	$2,872,303
Ellie Mae, Inc.	193,921,705	—	(35,679,817)	(158,795,109)	—	—	—	(28,231,068)	28,784,289
Manhattan Associates, Inc.	241,827,860	—	(79,526,549)	—	255,693,568	3,169,624	—	73,409,824	19,982,433
Meridian Bioscience, Inc.	43,428,197	—	(9,679,983)	—	15,414,693	1,624,309	—	(9,712,401)	(8,621,120)
					$497,138,188	6,897,907	$—	$85,211,077	$43,017,905

GRAND TOTAL					$2,745,842,029	56,041,466	$977,198	$32,237,217	$43,739,556

*	See Schedule of Investments for industry/country classifications.
(a)	Sun Hydraulics Corp. changed its name to Helios Technologies Inc.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the high cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf, as well as a portion of general Trust expenses, which are allocated according to methods reviewed annually by the Trustees. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measurement. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Funds’ are charged to the operations of such class.

Semi-Annual Report | September 30, 2019	29

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.

Fees on Redemptions

The redemption fee is not a fee to finance sales or sales promotion expense, but is paid to the International Equity Fund and the International Small Company Fund to defray the costs of liquidating an investor and discouraging short term trading of the Funds’ shares. No redemption fee will be imposed on redemptions initiated by the Funds. During the six months ended September 30, 2019, the International Equity Fund and the International Small Company Fund had redemption fees of $1,998 and $9,542, respectively.

2. TRANSACTIONS WITH RELATED PARTIES AND OTHER SERVICE PROVIDERS
Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, LLC (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the following annual rates:

	Advisory Fees
Fund	Average Net Assets	Rate	Expense Limitation Ratio	Advisory Fees Waived	Expenses Reimbursed
Small Company Fund	On all assets	1.00%	1.25%	$—	$—
Mid Company Fund	On all assets	0.75%	0.90%	94,921	—
International Equity Fund	First $100 million	0.90%	1.00%
	Over $100 million	0.75%		111,886	—
International Small Company Fund	On all assets	1.00%	1.15%	—	—

In the interest of limiting expenses of the Funds, the Advisor has entered into expense limitation agreements with the Trust, with respect to each of the Funds (“Expense Limitation Agreements”), pursuant to which the Advisor has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Funds (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Fund’s business, and amounts, if any, payable under a Rule 12b-1 distribution plan) do not exceed certain limits, which are (at the time this report is being produced) for the Small Company Fund, the Mid Company Fund, the International Equity Fund and the International Small Company Fund, 1.25%, 0.90%, 1.00% and 1.15% of the average daily net assets of those Funds, respectively.

Each of the Funds may, at a later date, reimburse the Advisor the management fees waived or limited and other expenses assumed and paid by the Advisor pursuant to the Expense Limitation Agreements during any of the previous three (3) fiscal years, provided that the particular Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the particular Fund to exceed the percentage limits as described above. Consequently, no reimbursement by any of the Funds will be made unless: (i) the particular Fund’s assets exceed $20 million for the Small Company Fund, the International Equity Fund and the International Small Company Fund or $15 million for the Mid Company Fund; (ii) the particular Fund’s total annual expense ratio is less than the percentage described above and does not exceed the Fund’s expense limitation at the time of recovery; and (iii) the payment of such reimbursement has been approved by the Trustees on a quarterly basis. The amounts waived/reimbursed can be recouped up to three years from the date incurred.

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The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

Fund	Expires 2020	Expires 2021	Expires 2022	Expires 2023
Small Company Fund	$—	$—	$—	$—
Mid Company Fund	100,012	168,581	194,100	94,921
International Equity Fund	116,820	188,385	219,436	111,886
International Small Company Fund	174,821	293,601	301,524	—

Administrator

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) serves as the Trust’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement (“Administration Agreement”) with the Trust. As compensation for its services to the Trust, ALPS receives an annual administration fee.

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee. ALPS provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. ALPS is compensated under the Administration Agreement for these services.

Transfer Agent

ALPS serves as transfer, dividend paying, and shareholder servicing agent for the Funds pursuant to a Transfer Agency and Services Agreement. ALPS is compensated under this agreement for these services.

Distributor

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as the principal underwriter of the Trust’s shares.

12b-1 Plan

Each Fund has adopted, with respect to its Investor Class shares, a plan pursuant to Rule 12b-1 under the 1940 Act (each a “Plan” and collectively, the “Plans”) under which each Fund may incur expenses related to distribution of its shares and for services provided to shareholders. Payments under a Plan are made to the distributor, which uses them to pay distribution and shareholder service expenses on behalf of and as agent of the Fund. The amount payable by the Mid Company Fund, the International Equity Fund and the International Small Company Fund under the Plan is 0.25% of average daily net assets for the year and 0.20% of average daily net assets for the Small Company Fund. The Plans are compensation plans, which means that payments are made to the Distributor regardless of 12b-1 expenses actually incurred. Therefore, payments under a Plan may exceed distribution and shareholder service expenses incurred pursuant to the Plan. The Distributor may reimburse the Advisor for expenditures that it incurs for marketing and distributions related services for the Funds. It is also possible that 12b-1 expenses for a period will exceed the payments made to the Distributor by the Funds, in which case the Advisor may pay such excess expenses out of its own resources. The Plans require that the Distributor act in the Funds’ best interests in expending the payments it receives from the Funds and use payments solely for the purpose of paying distribution expenses on behalf of the Funds. The Funds’ Distributor verifies all payment amounts to be made to brokers that have properly executed dealer agreements with the Funds before such payments are made.

Legal Counsel to the Trust

Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the managing partner of Practus, LLP, but he receives no direct special compensation from the Trust or the Funds for serving as an officer of the Trust.

Any Trustee and/or officer of the Trust that also is an employee and/or officer of the Advisor does not receive compensation from the Trust for serving in such roles.

Semi-Annual Report | September 30, 2019	31

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown in the following table.

Fund	Purchases of Securities	Proceeds From Sales of Securities
Small Company Fund	$ 674,399,959	$ 535,493,574
Mid Company Fund	2,241,251	1,700,714
International Equity Fund	2,128,896	4,262,277
International Small Company Fund	313,346,031	7,511,561

4.  FEDERAL INCOME TAX

Distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The Funds recognize the tax benefit or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management reviewed the tax positions in the open tax years of 2016-2018 and as of and during the six months ended September 30, 2019, and determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

At September 30, 2019, the tax-basis cost of investments were as follows:

	Small Company Fund	Mid Company Fund	International Equity Fund	International Small Company Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,688,208,920	$8,931,559	$9,537,570	$65,580,459
Gross unrealized depreciation (excess of tax cost over value)	(222,945,338)	(488,483)	(684,515)	(52,681,925)
Net unrealized appreciation	$2,465,263,582	$8,443,076	$8,853,055	$12,898,534
Cost of investments for income tax purposes	$2,815,911,410	$18,232,859	$25,922,380	$667,338,847

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales and tax basis of passive foreign investment companies. Pursuant to federal income tax regulations applicable to investment companies, recognition of capital and ordinary losses on certain transactions is deferred until the subsequent tax year. As of March 31, 2019, Small Company Fund and International Equity Fund elects to defer to the period ending March 31, 2020, capital losses recognized during the period November 1, 2018 to March 31, 2019 in the amount of $4,640,940 and $82,738, respectively.

Small Company Fund and Mid Company Fund elect to defer to the period ending March 31, 2020, late year ordinary losses in the amounts of $10,498,004 and $25,660, respectively.

Capital Loss Carryforwards – Under the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Brown Capital Management International Equity Fund used capital loss carryovers in the amount of $212,994 during the period ended March 31, 2019.

Brown Capital Management International Equity Fund had post-enactment capital losses for short-term in the amount of $154,718 and long-term in the amount of $11,516.

32	www.browncapital.com

The Brown Capital Management Mutual Funds
Notes to Financial Statements	September 30, 2019 (Unaudited)

Distributions during the fiscal year shown were characterized for tax purposes as follows:

	Small Company Fund		Mid Company Fund		International Equity Fund		International Small Company Fund
Distributions Paid From:	2019	2018	2019	2018	2019	2018	2019	2018
Ordinary Income	$—	$—	$97,170	$39,923	$343,601	$353,612	$363,801	$55,420
Long-term capital gains	269,217,785	232,747,217	1,898,356	3,596,752	—	—	126,569	14,176
Total	$269,217,785	$232,747,217	$1,995,526	$3,636,675	$343,601	$353,612	$490,370	$69,596

5.  COMMITMENTS AND CONTINGENCIES

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expect the risk of loss to be remote.

6.  TRUSTEE AND OFFICER FEES

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of September 30, 2019, there were four Trustees, three of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives a $54,000 annual retainer and a $1,500 per meeting fee. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

7.  SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2019, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

8.  RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, which changes the fair value measurement disclosure requirements of FASB Accounting Standards Codification Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods. Early adoption is permitted for any eliminated or modified disclosures. Management is currently evaluating the impact of the ASU to the Fund’s financial statements.

Semi-Annual Report | September 30, 2019	33

The Brown Capital Management Mutual Funds
Fund Expenses	September 30, 2019 (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expense Ratio(a)	Expenses Paid During Period April 1, 2019 to September 30, 2019(b)
Small Company Fund
Investor
Actual	$1,000.00	$1,035.40	1.24%	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	1.24%	$6.26
Institutional
Actual	$1,000.00	$1,036.30	1.04%	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	1.04%	$5.25

Mid Company Fund
Investor
Actual	$1,000.00	$1,088.60	1.15%	$6.00
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.15%	$5.81
Institutional
Actual	$1,000.00	$1,089.70	0.90%	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	0.90%	$4.55

International Equity Fund
Investor
Actual	$1,000.00	$1,024.80	1.25%	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	1.25%	$6.31
Institutional
Actual	$1,000.00	$1,026.20	1.00%	$5.07
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	1.00%	$5.05

International Small Company Fund
Investor
Actual	$1,000.00	$991.60	1.40%	$6.97
Hypothetical (5% return before expenses)	$1,000.00	$1,018.00	1.40%	$7.06
Institutional
Actual	$1,000.00	$993.50	1.15%	$5.73
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	1.15%	$5.81

(a)	Annualized, based on the Fund’s most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), divided by 366.

34	www.browncapital.com

The Brown Capital Management Mutual Funds
Additional Information	September 30, 2019 (Unaudited)

1.  PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix A to the Funds’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-877-892-4226 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.  QUARTERLY PORTFOLIO HOLDINGS

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds’ N-PORT will also be available upon request by calling 1-877-892-4226.

Semi-Annual Report | September 30, 2019	35

The Brown Capital Management Mutual Funds
Privacy Policy	September 30, 2019 (Unaudited)

FACTS	WHAT DOES THE BROWN CAPITAL MANAGEMENT MUTUAL FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and assets
■ Account balances and transaction history
■ Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Brown Capital Management Mutual Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-892-4226

36	www.browncapital.com

The Brown Capital Management Mutual Funds
Privacy Policy	September 30, 2019 (Unaudited)

Who we are
Who is providing this notice?	The Brown Capital Management Mutual Funds, on behalf of each of its series: The Brown Capital Management Small Company Fund, The Brown Capital Management Mid Company Fund, The Brown Capital Management International Equity Fund and The Brown Capital Management International Small Company Fund.

What we do
How do The Brown Capital Management Mutual Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.
How does The Brown Capital Management Mutual Funds collect my personal information?	We collect your personal information, for example, when you
■ Open an account or give us your account information
■ Make deposits or withdrawals from our account
■ Pay us by check or make a wire transfer
We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Brown Capital Management, LLC, the investment advisor, is an affiliate of The Brown Capital Management Mutual Funds.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Brown Capital Management Mutual Funds do not share information with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
■ The Brown Capital Management Mutual Funds do not jointly market.

Semi-Annual Report | September 30, 2019	37

Must be accompanied or preceded by a prospectus.
Funds distributed by ALPS Distributors, Inc. 1290 Broadway, Suite 1100, Denver, CO 80203

Item 2.  CODE OF ETHICS.

Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None.

Item 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.  The Brown Capital Management Mutual Funds are open-end management investment companies.

Item 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 13.(a)(2) of Form N-CSR are filed herewith as Exhibit 13.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 13.(b) of Form N-CSR are filed herewith as Exhibit 13.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: November 29, 2019

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: November 29, 2019